Commitments & Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases, Rent Expense	$ 16,200,000	$ 15,300,000
Loss Contingency Accrual, Payments	0	0
Indemnification loss reserve	0	0
Other Noncurrent Assets [Member]
Security Deposit	3,700,000	3,500,000
Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 1,700,000	$ 5,500,000